Dec. 27, 2019

GOLDMAN SACHS TRUST

Institutional Shares of the

Goldman Sachs Global Managed Beta Fund

(the “Fund”)

Supplement dated July 7, 2020 to the

Prospectus dated December 27, 2019, as supplemented to date

Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, will increase the Fund’s investment allocation to affiliated exchange-traded funds (“ETFs”), consistent with its investment objective and principal investment strategy. Accordingly, the Fund’s Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Fund” section of the Prospectus:

Institutional
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses[1]	0.50%
Fee Waiver and Expense Limitation[2]	(0.36)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[1]	0.14%

[1]
The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”

[2]
The Investment Adviser has agreed to (i) waive all management fees payable by the Fund, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) reduce or limit “Other Expenses” in an amount equal to any management fee it earns as the investment adviser to any of the affiliated funds in which the Fund invests. These arrangements will remain in effect through at least December 27, 2020, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Summary—Expense Example” section of the Prospectus:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$14	$124	$244	$593

The following paragraph replaces in its entirety the third paragraph under the “Summary—Principal Investment Strategies” section of the Prospectus:

The Fund may invest in affiliated and unaffiliated exchange-traded funds (“ETFs”), futures and other instruments that provide economic exposures to the Underlying Asset Classes. The Fund may also invest directly in equity securities, including real estate investment trusts (“REITs”).

The following paragraph is added under the “Summary—Principal Risks of the Fund” section of the Prospectus:

Investments in ETFs. The Fund may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of a Securities and Exchange Commission (“SEC”) exemptive order or SEC rule.